August 21, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:   The Empire Builder Tax Free Bond Fund (the "Fund")
      File Nos. 2-86931 and 811-3907
      Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment No. 22, Amendment No. 23 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 20, 2002.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (617) 824-1217.

Sincerely,

/s/ Scott M. Zoltowski
----------------------
Scott M. Zoltowski
Senior Counsel
BISYS Fund Services

cc:   John Loder   Ropes & Gray
      John McGinty Ropes & Gray